Note 3 - Summary of significant Accounting Policies - Roll-forward of Convertible Notes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning balance	$ 12,414,000
Fair value adjustment	(858,000)
Ending balance	11,556,000	$ 12,414,000
Fair Value, Inputs, Level 3 [Member]
Beginning balance	$ 0	12,414,000	$ 10,025,000
Fair value adjustment		(5,424,251)	2,389,000
Reclassification to additional paid in capital upon conversion		(6,989,749)	0
Ending balance		$ 0	$ 12,414,000